DIRECTOR'S REMUNERATION	12 Months Ended
Dec. 31, 2023
DIRECTOR'S REMUNERATION
DIRECTOR'S REMUNERATION

11.DIRECTOR’S REMUNERATION

	2023	2022	2021
	$’000	$’000	$’000
Director’s remuneration for qualifying services	591	1,588	1,139
Severance	765	—	176
Share based payments	916	1,883	574
Total remuneration for directors and key management	2,272	3,471	1,888

Further details of Directors’ remuneration are available in note 29.